Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,391,000,000	$ 1,264,000,000	$ 132,600,000	$ 15,386,700,000	$ 516,700,000	$ 100,000	$ 27,691,300,000